Basis of Presentation and Significant Accounting Policies - Estimated Useful Lives of Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Computer Software and Office and Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives (In Years)	5 years	5 years
Computer Software and Office and Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives (In Years)	3 years	3 years
Machinery and Equipment, Automobile, Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives (In Years)	10 years	10 years
Machinery and Equipment, Automobile, Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Lives (In Years)	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	Over the term of the lease or the life of the asset,whichever is shorter	Over the term of the lease or the life of the asset, whichever is shorter